UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   09-30-03

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            11-04-03

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              34

Form 13F Information Table Value Total:                          276,499
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                               SHRS OR
                                                               PRN AMT;
                             TITLE OF                          SH/PRN;
     NAME OF ISSUER           CLASS     CUSIP       (X$1000)   PUT/CALL DISCRETION MANAGERS   VOTING AUTHORITY
                                                                                            SOLE  SHARED    NONE
Affiliated Managers Group      Com     008252108      15,649   249,184SH   SOLE      N/A    155,664  0      94,520
Allied Cap Corp New            Com     01903Q108      14,443   587,370SH   SOLE      N/A    372,260  0     215,110
American Capital Strategies    Com     024937104      13,026   523,962SH   SOLE      N/A    338,132  0     185,830
Ambac Finl Group Inc           Com     023139108      12,051   188,304SH   SOLE      N/A    122,844  0      66,060
Arrow Electrs Inc.             Com     042735100         787    42,820SH   SOLE      N/A     23,800  0      19,020
Avnet Inc                      Com     053807103         926    56,060SH   SOLE      N/A     35,900  0      20,160
Countrywide Financial Group    Com     222372104      22,333   285,293SH   SOLE      N/A    175,894  0     110,299
Duratek Inc                    Com     26658Q102       2,379   266,657SH   SOLE      N/A    152,117  0     114,540
Equity Office Properties Tr    Com     294741103       3,076   111,731SH   SOLE      N/A     73,010  0      38,721
Equity Residential          Sh Ben Int 29476L107         665    22,724SH   SOLE      N/A     11,962  0      10,762
Exxon Mobil Corp               Com     30231G102         310     8,480SH   SOLE      N/A      1,600  0       6,880
Gladstone Capital Corp         Com     376535100       6,589   338,780SH   SOLE      N/A    207,604  0     131,176
Intrawest Corporation        Com New   460915200      10,869   776,878SH   SOLE      N/A    486,038  0     293,140
iStar Finl Inc                 Com     45031U101       6,317   162,184SH   SOLE      N/A    108,704  0      53,480
Key Energy Svcs Inc            Com     492914106       9,637   998,666SH   SOLE      N/A    611,300  0     390,866
Kimco Realty Corp              Com     49446R109       9,307   227,163SH   SOLE      N/A    139,050  0      88,113
Level 3 Communications Inc     Com     52729N100      10,748 1,982,970SH   SOLE      N/A   1,201,68  0     788,690
MBIA Inc                       Com     55262C100      15,015   273,147SH   SOLE      N/A    173,459  0     100,488
Mestek Inc                     Com     590829107         708    42,141SH   SOLE      N/A     24,931  0      17,210
Nabors Industries Ltd          Shs     G6359F103      10,335   277,381SH   SOLE      N/A    176,304  0     102,277
NCI Building Sys Inc           Com     628852105      14,354   721,282SH   SOLE      N/A    448,608  0     275,874
Natco Group Inc.               Cl A    63227W203         444    71,890SH   SOLE      N/A     54,710  0      18,580
Palm Harbor Homes              Com     696639103       9,007   525,803SH   SOLE      N/A    328,832  0     198,571
Radian Group Inc               Com     750236101      20,016   450,808SH   SOLE      N/A    282,270  0     170,338
Rite Aid Corp                  Com     767754104         157    30,470SH   SOLE      N/A          0  0      30,470
Rouse Co                       Com     779273101      13,203   316,619SH   SOLE      N/A    198,245  0     118,374
SL Green Rlty Corp             Com     78440X101       1,643    45,496SH   SOLE      N/A     29,256  0      16,240
Triad Gty Inc                  Com     895925105      15,620   318,250SH   SOLE      N/A    203,512  0     115,838
Transport Corp of Amer Inc     Com     89385P102         754   123,416SH   SOLE      N/A     81,391  0      42,025
USF Corp                       Com     91729Q101       7,677   243,946SH   SOLE      N/A    151,820  0      93,286
Weatherford International L    Com     G95089101       8,244   218,223SH   SOLE      N/A    139,277  0      80,146
Wells Fargo & Co New           Com     949746101      13,977   271,400SH   SOLE      N/A    175,544  0      96,456
Westport Res Corp New          Com     961418100       3,830   162,690SH   SOLE      N/A    104,513  0      59,332
Westport Res Corp New        Pfd Conv  961418209       2,403    96,880SH   SOLE      N/A     61,630  0      35,250

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